Shareholder Report, Holdings (Details) - C000196754	Apr. 30, 2026
595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.80%
40434L105 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
466313103 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
681919106 | Omnicom Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
87612E106 | Target Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
256677105 | Dollar General Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Industrials7108899
Holdings [Line Items]
Percent of Total Investments	100.00%